Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Summary of Receivables

Receivables were comprised of the following (in thousands):

	As of December 31, 2016	As of December 31, 2017
Service charges:
Billed	$246,833	$234,724
Unbilled	8,872	11,025
Other	2,075	5,143
Allowance for doubtful accounts	(54,744)	(29,669)

Total	$203,036	$221,223